Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2019
Intangible assets, net
Schedule of intangible assets, net

Intangible assets, net, consist of the following:

	As of December 31,
	2018	2019
	RMB	RMB	US$ (Note 2(d))
Travel license	30,956	31,056	4,461
Insurance agency license	11,711	11,711	1,682
Software	58,187	74,535	10,706
Technology	4,300	4,300	618
Trade names	41,634	41,634	5,980
Business Cooperation Agreements	660,215	660,215	94,834
Supplier relationship	—	8,560	1,230
Customer relationship	13,458	21,787	3,130
Non-compete agreements	6,399	6,399	919
Subtotal	826,860	860,197	123,560
Less: Accumulated amortization	(508,975)	(661,916)	(95,078)
Less: Impairment	—	(32,014)	(4,599)
Total	317,885	166,267	23,883

Schedule of annual estimated amortization expense for intangible assets

The annual estimated amortization expense for the above intangible assets for the following years is as follows:

	Amortization for Intangible Assets
Years Ending December 31,	RMB	US$ (Note 2(d))
2020	69,332	9,959
2021	19,124	2,747
2022	13,444	1,931
2023	11,466	1,647
2024	10,458	1,502
Thereafter	42,443	6,097
Total	166,267	23,883